Short-term Investments - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Short-term Investments
Gross unrecognized holding gain of the held-to-maturity debt securities			¥ 0		¥ 0
Gross unrecognized holding loss of the held-to-maturity debt securities			0		0
Cost of trading debt securities	$ 114,317		0		795,849
Gross unrealized gain (loss) on debt trading securities		¥ 0	0
Interest income on short-term investments	71,863	500,298	115,737	¥ 12,483
Marketable Securities	3,361		0		¥ 23,398
Unrealized loss for marketable equity securities	1,648	11,473
Realized loss for marketable equity securities	$ 781	¥ 5,435	¥ 0	¥ 0